Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets classified as held for sale
Property, plant and equipment	$ 510	$ 335
Total	510	335
Liabilities on assets classified as held for sale
Finance debt		99
Provision for decommissioning costs	713	442
Total	713	$ 541
Exploration And Production Segment [Member]
Assets classified as held for sale
Property, plant and equipment	510
Total	510
Liabilities on assets classified as held for sale
Provision for decommissioning costs	713
Total	$ 713